Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Effective Tax Rate of the Provision for Income Taxes

The effective tax rate of the provision for income taxes differs from the federal statutory rate as follows:

	Years Ended December 31,
	2020	2019	2018
Federal statutory income tax rate	21.0%	21.0%	21.0%
State taxes	4.3	7.8	4.9
Change in valuation allowance	(23.4)	(28.5)	(27.2)
Federal and state tax credits	0.5	0.9	2.0
Stock based compensation	(0.6)	—	—
Non-deductible permanent expenses	(0.4)	—	—
Effect of deferred tax adjustment	(1.4)	—	—
Other	—	(1.2)	(0.7)
	—%	—%	—%

Summary of Components of the Deferred Tax Assets

The major components of deferred tax assets were as follows as of the dates indicated (in thousands):

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$76,838	$56,127
Tax credits	10,039	8,777
Accrual and reserves	2,392	1,675
Tangible and intangible assets	19,090	15,553
Stock-based compensation	2,843	733
Gross deferred tax assets	111,202	82,865
Valuation allowance	(111,202)	(82,865)
Net deferred tax assets	$—	$—

Summary of Reconciliation of the Total Unrecognized Tax Benefits

A reconciliation of the total unrecognized tax benefits for the year ended December 31, 2020 was as follows (in thousands):

Balance, beginning of year	$1,020
Decrease related to current year positions	—
Increase related to current year positions	562
Balance, end of year	$1,582